Note 8 - Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
8.	Accounts payable and accrued liabilities

	March 31, 2023	March 31, 2022
	$	$
Trade payables	1,617	1,672
Accrued liabilities	2,183	949
	3,800	2,621